Goodwill - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill, beginning balance	€ 44,155	€ 18,726	€ 18,599
Additions		25,691
Impairment	(1,175)		(177)
Currency translation	178	(263)	304
Goodwill, ending balance	43,158	44,155	18,726
Gross carrying amount
Goodwill
Goodwill, beginning balance	45,802	20,374	20,070
Additions		25,691
Currency translation	178	(263)	304
Goodwill, ending balance	45,980	45,802	20,374
Accumulated impairment
Goodwill
Goodwill, beginning balance	1,648	1,648	1,471
Impairment	(1,175)		(177)
Goodwill, ending balance	€ 2,823	€ 1,648	€ 1,648